Fair Value of Financial Instruments and Interest Rate Swaps - Schedule of Interest Rate Swaps Outstanding Effective Arrangements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Derivative [Line Items]
Notional Value	$ 250,000,000
Interest Rate Swaps at 2.33% Fixed Rate
Derivative [Line Items]
Notional Value		$ 225,000,000
Effective Date		Jan. 29, 2018
Expiration Date		Jan. 29, 2021
Fixed Rate		2.33%
Interest Rate Swaps at 2.41% Fixed Rate
Derivative [Line Items]
Notional Value	$ 250,000,000	$ 250,000,000
Effective Date	Jan. 29, 2018	Jan. 29, 2018
Expiration Date	Jan. 29, 2022	Jan. 29, 2022
Fixed Rate	2.41%	2.41%
Interest Rate Swaps at 2.48% Fixed Rate
Derivative [Line Items]
Notional Value	$ 275,000,000	$ 275,000,000
Effective Date	Jan. 29, 2018	Jan. 29, 2018
Expiration Date	Jan. 29, 2023	Jan. 29, 2023
Fixed Rate	2.48%	2.48%
Interest Rate Swaps at 2.49% Fixed Rate
Derivative [Line Items]
Notional Value	$ 275,000,000	$ 275,000,000
Effective Date	Jan. 29, 2018	Jan. 29, 2018
Expiration Date	Jan. 29, 2023	Jan. 29, 2023
Fixed Rate	2.49%	2.49%
Interest Rate Swaps at 2.40% Fixed Rate
Derivative [Line Items]
Notional Value	$ 475,000,000	$ 475,000,000
Effective Date	Mar. 29, 2019	Mar. 29, 2019
Expiration Date	Mar. 29, 2024	Mar. 29, 2024
Fixed Rate	2.40%	2.40%
Interest Rate Swaps at 2.07% Fixed Rate
Derivative [Line Items]
Notional Value	$ 750,000,000	$ 750,000,000
Effective Date	Mar. 04, 2020	Mar. 04, 2020
Expiration Date	Sep. 29, 2024	Sep. 29, 2024
Fixed Rate	2.07%	2.07%
Interest Rate Swaps at 0.93% Fixed Rate
Derivative [Line Items]
Notional Value	$ 250,000,000	$ 250,000,000
Effective Date	Mar. 29, 2020	Mar. 29, 2020
Expiration Date	Mar. 29, 2024	Mar. 29, 2024
Fixed Rate	0.93%	0.93%
Interest Rate Swaps at 0.42% Fixed Rate
Derivative [Line Items]
Notional Value	$ 225,000,000	$ 225,000,000
Effective Date	Jan. 29, 2021	Jan. 29, 2021
Expiration Date	Jan. 29, 2024	Jan. 29, 2024
Fixed Rate	0.42%	0.42%